Related Party Transactions (Summary of Due from and Prepayment to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	$ 385,782	$ 347,226
Sohu [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	353,777	318,207
Due from Sohu (loans between Changyou and Sohu)	156,846	72,281
Fox Financial [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	$ 32,005	$ 29,019